General Principles for the Preparation of the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2023
General Principles for the Preparation of the Consolidated Financial Statements [Abstract]
General Principles for the Preparation of the Consolidated Financial Statements

Note 2 – General principles for the preparation of the consolidated financial statements

(a)	Compliance with International Financial Reporting Standards

The consolidated financial statements of the Group have been prepared in accordance with IFRS.

COVID-19 pandemic

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”), and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report with new variants being discovered. As such, it is uncertain as to the full magnitude that the pandemic will have on the Group’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The Group cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time. If the pandemic continues, it may have a material effect on the Group’s results of future operations, financial position, and liquidity in the next 12 months.

Russia initiated a war on Ukraine in early 2022. This has led to volatility in both the commodity and equity markets and, in part, contributed to a steep rise in the global rate of inflation. Central banks have responded by increasing interest rates. The Board of Directors are monitoring the impact of these events and working with their advisers to ensure the continued smooth running of the business.

(b)	Historical cost convention

The consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

(c)	Basis of preparation

The consolidated financial statements consist of the consolidated statements of financial position, the consolidated statements of profit or loss, consolidated statements of changes in equity, consolidated statements of cash flows and the notes to the consolidated financial statements.

The consolidated statements of financial position has been prepared based on the nature of the transactions, distinguishing:

(i) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (ii) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statements of profit or loss has been prepared based on the function of the expenses.

The consolidated statements of cash flows has been prepared using the indirect method.

The consolidated financial statements present all amounts rounded to the nearest dollars of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in Euro (the Group’s presentation currency).

Entity	Functional Currency
Brera Holdings PLC	Euro
Brera Milano Srl	Euro
Fudbalski Klub Akademija Pandev	Macedonian Denar

(e)	Critical Accounting Policies and estimates

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i)	Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes.

-	Note 1: Reverse recapitalization

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

The Company is a shell corporation established in 2022 with no operations from incorporation date up to date of the reverse recapitalization. The Company has issued shares to the existing shareholders, and it is not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Accordingly, the Company’s consolidated financial statements represent a continuation of the financial statements of Brera Milano and the assets and liabilities are presented at their historical carrying values.

-	Note 2: Financial assets fair valued through the Profit or Loss

The Group’s policy is to recognise transfers into and out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximise the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Specific valuation techniques used to value financial instruments include:

●	the use of quoted market prices or dealer quotes for similar instruments

-	Note 3: Lease assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options. In the past six months, we have not exercised the extension options of the majority of our leases. As a result, we have no long-term leases at this time.

-	Note 4: Goodwill

Goodwill is monitored by management at the level of the one operating segment, in the football industry. The Group tests whether goodwill has suffered any impairment on an annual basis. The fair values of net tangible assets and intangible assets acquired are based upon preliminary valuations and the Group’s estimates and assumptions are subject to change within the measurement period (potentially up to one year from the acquisition date). For the June 30, 2023 period end, the recoverable amount of the cash-generating unit (CGU) was provisionally determined to be EUR852,000 at a cost of EUR767,000.

We test goodwill for impairment annually, at the CGU level, and wherever events or circumstances make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell all or a portion of a CGU.

-	Note 5: Contingent consideration

Brera Holdings acquired a 90% shareholding in common shares of Fudbalski Klub Akademija Pandev (FKAP). In addition to cash consideration for a period of ten years beginning with December 31, 2023, and following each year thereafter until December 31, 2033, the Company shall issue to the FKAP Owner a number of restricted Class B Ordinary Shares of the Company equal to the quotient of the Applicable Net Income Amount (as defined below) divided by the VWAP Per Share (as defined below). For purposes of the Letter of Intent, the “Applicable Net Income Amount” shall be equal to the sum of (i) 15% of the net income actually received by FKAP from players’ transfer market fees received during the applicable year; plus (ii) 15% of the net income actually received by FKAP from Union of European Football Associations prize money paid for access to European qualifying rounds (not including group stages, and only including such rounds) during the applicable year; and “VWAP Per Share” means the average of the daily Volume-Weighted Average Price per share of the Class B Ordinary Shares for each of the ten consecutive trading days beginning on the trading day immediately prior to the measurement date.

The fair value of the contingent consideration of EUR167,000 was estimated by looking at the income levels over the last seven years to get an average and calculating the present value of the future expected cash flows. The estimates are based on a discount rate of 10% and assumed probability-adjusted sales of Fudbalski Klub Akademija Pandev (FKAP) of between EUR24,977.

-	Note 6: assessment of the Group’s future liquidity and cash flows

(ii)	Assumptions and estimation uncertainties

Information about assumptions and estimates as at June 30, 2023 and December 31, 2022 that have high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

-	Note 7: estimated useful lives, depreciation method and impairment assessment of the property, plant and equipment and rights-of-use assets.

-	Note 8: measurement of the provision for doubtful accounts, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).

(f)	Going concern assumption

The accompanying unaudited consolidated financial statements have been prepared assuming that we will continue as a going concern. In preparing the unaudited consolidated financial statements, management has given careful consideration to the future liquidity of the Group in light of the fact that the Group incurred net losses of EUR1,525,032 and EUR95,835 for the six months ended June 30, 2023 and 2022, respectively. The Group had a surplus of EUR4,472,402 and a deficit of EUR131,213 in equity attributable to shareholders of the Group as at June 30, 2023 and December 31, 2022, respectively. As at June 30, 2023, the Group had total assets of EUR5,783,710 and working capital of EUR3,989,458. As at December 31, 2022, the Group had total assets of EUR1,125,099 and negative working capital of EUR188,481.

These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and classifications in the consolidated statements of financial position that may be necessary were the Company unable to continue as a going concern and these adjustments could be material.

The Group’s ability to continue as a going concern is dependent upon its ability to generate profitable operations in the future and/or obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has plans to seek additional capital through public offerings, private equity offerings, debt financings, and government or other third-party funding. The directors of the Company consider that the Group will have sufficient working capital to finance its operations and to meet its financial obligations for at least the next twelve months from the date of approval of these consolidated financial statements.